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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

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Report for the Calendar Year or Quarter Ended:                                     03/31/2004
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Check here is Amendment [_]; Amendment Number:         ______________________________________
   This Amendment (Check only one.):                   [_] is a restatement.
                                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                                                  Zirkin-Cutler Investments, Inc.
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Address:                                               3 Bethesda Metro Centre, Suite 840
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                                                       Bethesda, MD 20814
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                                                       ______________________________________
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Form 13-F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requiredd items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of Reporting Manager

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Name:                                                  Mark Czarnecki
Title:                                                 Executive Vice President
Phone:                                                 (716) 842-5291
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Signature, Place & Date of Signing:

        /s/ Mark Czarnecki                    Buffalo, NY            5/17/2004
___________________________________  ____________________________  _____________
            [Signature]                      [City, State]             [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managers are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting managers are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                 Name

28-267                               M&T Bank Corporation
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